Retirement Plans - Information about Pension Plan (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Beginning benefit obligation	$ 15,570,000	$ 13,338,000
Service cost			$ 0
Interest cost	484,000	479,000	627,000
Actuarial (gain)/loss	1,898,000	3,546,000
Benefits paid	(1,296,000)	(1,793,000)
Ending benefit obligation	16,656,000	15,570,000	13,338,000
Change in plan assets, at fair value:
Beginning plan assets	15,183,000	15,572,000
Actual return	1,370,000	1,404,000
Employer contribution	0	0
Benefits paid	(1,296,000)	(1,793,000)
Ending plan assets	15,257,000	15,183,000	$ 15,572,000
Funded status at end of year	$ (1,399,000)	$ (387,000)